Investments in Mineral Properties (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mineral property [Member]	Mar. 31, 2013 Mineral property [Member]	Dec. 31, 2011 Mineral property [Member]	Mar. 31, 2013 Investment in Mineral Properties [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member]	Mar. 31, 2013 Investment in Mineral Properties [Member] Mineral property [Member]	Mar. 31, 2012 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2012 Investment in Mineral Properties [Member] Mineral property [Member]	Dec. 31, 2011 Investment in Mineral Properties [Member] Mineral property [Member]	Mar. 31, 2013 S&W Oil & Gas, LLC - Poston Prospect [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member]	May 04, 2009 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Mar. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2012 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Dec. 31, 2011 S&W Oil & Gas, LLC - Poston Prospect [Member] Mineral property [Member]	Mar. 31, 2013 Bay Petroleum Oklahoma prospects [Member]	Mar. 31, 2012 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2012 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Bay Petroleum Oklahoma prospects [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Investment in mineral properties	$ 0	$ 158,400	$ 355,242	$ 1,374,730	$ 6,500				$ 355,242								$ 64,500						$ 355,242		$ 1,992,330
Mineral property value	1,564,735		1,582,324	1,965,577	41,000					1,564,735		1,582,324	1,965,577										41,000
Accumulated amortization on mineral properties										150,087		132,499	135,987
Impairment charges																		93,879		93,879		80,000	565,737	80,000
Capitalized cost of proved wells					1,103,205	1,103,205	1,365,714										138,615
Capitalized cost of unproved wells					611,617	611,617	735,850
Capital loss																			2,621
Total capitalized cost of investment					1,714,822	1,714,822	2,101,564
Amortization of mineral properties															3,215	22,468							102,665	96,847
Impairment expense	0	256,737	565,737	173,879						0	256,737	565,737
Percentage of working interest acquired														0.00%	5.00%		25.00%									5.00%	50.00%
Percent of net revenue interest																	81.50%				100.00%		95.00%
Proceeds from sale of mineral properties	0	65,000	69,500	0															69,500
Amortization of mineral properties	$ 17,589	$ 36,342	$ 105,880	$ 119,415				$ 17,589	$ 105,880		$ 36,342		$ 119,415